INCOME TAXES - Reconciliation Of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Earnings before income taxes	$ 18.3	$ 608.1
Income tax provision - 26.6% (26.6% in 2017)	4.9	161.8
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.6%	(6.7)	1.4
Permanent items that are not included in income / losses for tax purposes:
Non-deductible expenses	8.7	5.5
Losses not recognized for tax purposes	(1.2)	(1.1)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	(0.4)	6.0
Non-resident withholding tax	2.2	2.6
Under/(over) tax provisions	1.6	6.0
Changes in tax rates	0.0	0.8
Other	0.1	(3.2)
Other adjustments:
Unrecognized recoveries (expenses) in deferred tax provisions	30.1	(84.0)
Foreign exchange related to deferred income taxes	(1.0)	2.6
Other	(0.3)	(0.8)
Total income tax expense	$ 38.0	$ 97.6